UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Penn Mutual AM Strategic Income Fund

SEMI-ANNUAL REPORT	JUNE 30, 2020

Investment Adviser:

Penn Mutual Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020

TABLE OF CONTENTS

Shareholders’ Letter	1

Schedule of Investments	4

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after period end. The Fund’s Form N-Q and Form N-Port are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-PMA-MLLC (877-762-6552); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

SHAREHOLDERS’ LETTER

Dear Shareholder,

We are pleased to provide the 2020 semi-annual report for the Penn Mutual AM Strategic Income Fund (the “Fund”) for the six-month period ending June 30, 2020. Included is a summary of Fund management, strategy and performance during the first half of 2020 and our outlook for the financial markets.

The Coronavirus outbreak during March forced nearly a complete shutdown of the United States economy. Financial markets suffered sharp declines with record high volatility when the full implications of the pandemic came into focus. The Federal Reserve (Fed) relied upon its playbook from the 2008/2009 financial crisis and delivered a decisive and immediate response of monetary support to markets. The Fed implemented two interest rate cuts during March which brought short-term rates back to zero. In addition, the Fed expanded its bond purchase activity or quantitative easing to include corporate credit and commercial mortgage-backed securities. Fiscal stimulus quickly followed the monetary support as Congress and the Trump Administration agreed to the $2.2 trillion Coronavirus Aid, Relief and Economic Securities (CARES) Act.

The second quarter witnessed a strong rebound in risk markets as investors responded favorably to the unprecedented measures of monetary and fiscal support. The real economy also showed signs of strength as a gradual reopening started to materialize in late May. Labor market conditions also started to improve but the unemployment rate remains stuck near the highest levels since the Great Depression. Following the dramatic decline in Treasury yields during the first quarter to record low territory, interest rates settled into a very narrow range during the second quarter. The Fed expects to keep short-term interest rates at the zero lower bound through the end of 2022.

Fund performance during the first half of 2020 was 0.62%, exceeding 3-month LIBOR by 8 basis points. Fund quarterly results were nearly mirror opposites as the first quarter decline was followed by a strong rebound during the second quarter.

We are maintaining a conservative approach for Fund duration, or interest rate risk in light of record low Treasury yields. The Fund is positioned for yield curve steepening as unprecedented measures of government stimulus, ballooning budget deficits and record large Treasury bond issuance all pose increasing risks at the long end of the Treasury curve. We continue to look for attractive opportunities to add undervalued corporate and structured securities while maintaining our bias up in credit quality.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

We thank you for your investment in the Fund and look forward to helping you achieve your investment goals in the future. We also wish everyone remains safe and healthy during these challenging times.

Warm Regards,

Mark Heppenstall

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

Definition of Comparative Index And Other Investment Terms

The ICE 3-Month USD LIBOR Index is a benchmark rate produced for five currencies with 3-Month maturities. It provides an indication of the average rate at which a LIBOR contributor bank can obtain unsecured funding in the London interbank market for a given period, in a given currency. The performance results for the ICE 3-Month USD LIBOR Index are net of foreign income tax withholding.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 35.0%

	Face Amount	Value
Consumer Discretionary — 2.0%
Bed Bath & Beyond Callable 02/01/2044 @ $100 5.165%, 08/01/2044	$1,500,000	$848,100
NIKE Callable 01/27/2027 @ $100 2.750%, 03/27/2027	1,300,000	1,432,032

		2,280,132

Energy — 1.5%
Energy Transfer Operating Callable 05/15/2030 @ $100 7.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.306%, (A)	2,000,000	1,710,000

Financials — 3.4%
JPMorgan Chase Callable 07/30/2020 @ $100 4.230%, VAR ICE LIBOR USD 3 Month+3.470%, (A)	1,363,000	1,240,739
NTC Capital II Callable 07/31/2020 @ $100 1.809%, VAR ICE LIBOR USD 3 Month+0.590%, 04/15/2027	2,100,000	1,858,965
USB Capital IX Callable 07/31/2020 @ $100 3.500%, VAR ICE LIBOR USD 3 Month+1.020%, (A)	1,000,000	826,000

		3,925,704

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Health Care — 8.9%
Anthem Callable 12/15/2024 @ $100 2.375%, 01/15/2025	$2,000,000	$2,122,692
Centene Callable 12/15/2022 @ $102 4.250%, 12/15/2027	1,300,000	1,341,483
DENTSPLY SIRONA Callable 03/01/2030 @ $100 3.250%, 06/01/2030	1,500,000	1,576,975
Health Care Service A Mutual Legal Reserve Callable 12/01/2049 @ $100 3.200%, 06/01/2050(B)	2,000,000	2,034,995
UnitedHealth Group 3.500%, 06/15/2023	1,000,000	1,089,067
Upjohn Callable 04/22/2027 @ $100 2.300%, 06/22/2027(B)	2,000,000	2,063,064

		10,228,276

Industrials — 9.6%
American Airlines Pass - Through Trust, Ser 2013-1, Cl B 5.625%, 01/15/2021(B)	1,018,420	920,092
American Airlines Pass - Through Trust, Ser 2013-2, Cl B 5.600%, 07/15/2020(B)	1,070,846	1,070,993
Boeing Callable 11/01/2034 @ $100 3.250%, 02/01/2035	1,300,000	1,185,342
Continental Airlines Pass - Through Trust 5.983%, 04/19/2022	1,517,847	1,423,611
Delta Air Lines Pass - Through Trust 6.718%, 01/02/2023	1,273,276	1,247,171
Delta Air Lines Pass - Through Trust, Ser 2007-1, Cl B 8.021%, 08/10/2022	714,538	670,442
Lockheed Martin Callable 03/15/2030 @ $100 1.850%, 06/15/2030	2,000,000	2,055,791
Raytheon Technologies Callable 04/01/2030 @ $100 2.250%, 07/01/2030	2,000,000	2,083,002
United Airlines Pass - Through Trust, Ser 2013-1, Cl B 5.375%, 08/15/2021	502,673	477,942

		11,134,386

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Information Technology — 7.8%
Broadcom Callable 03/15/2025 @ $100 4.700%, 04/15/2025(B)	$1,300,000	$1,464,807
IBM Credit 3.450%, 11/30/2020	2,000,000	2,025,522
IHS Markit Callable 08/01/2022 @ $100 5.000%, 11/01/2022(B)	1,000,000	1,072,275
Leidos Callable 02/15/2030 @ $100 4.375%, 05/15/2030(B)	2,000,000	2,252,899
NXP BV Callable 02/01/2030 @ $100 3.400%, 05/01/2030(B)	2,000,000	2,151,896

		8,967,399

Utilities — 1.8%
Public Service of Colorado Callable 07/15/2030 @ $100 1.900%, 01/15/2031	2,000,000	2,040,387

TOTAL CORPORATE OBLIGATIONS (Cost $39,983,817)		40,286,284

MORTGAGE-BACKED SECURITIES — 25.5%
Agency Mortgage-Backed Obligations — 14.7%
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO 1.691%, 02/25/2043 (C)	20,425,000	1,315,284
FHLMC Multifamily Structured Pass - Through, Ser K106, Cl A1 1.783%, 05/25/2029	1,795,673	1,899,819
FHLMC, Ser 2014-4413, Cl HP 3.500%, 03/15/2040	3,985,292	4,054,637
FHLMC, Ser 2019-4895, Cl C 4.500%, 02/15/2049	2,716,157	2,781,491
FNMA 3.500%, 11/01/2044	2,387,281	2,485,307
3.000%, 04/01/2050	4,228,831	4,377,788

		16,914,326

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — 10.8%
Chase Home Lending Mortgage Trust, Ser 2019-1, Cl A4 Callable 01/25/2025 @ $100 3.500%, 03/25/2050 (B)(C)	$2,795,089	$2,856,112
FREMF Mortgage Trust, Ser K69, Cl B 3.854%, 10/25/2049 (B)(C)	2,635,000	2,795,790
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11 Callable 06/25/2026 @ $100 3.500%, 01/25/2047 (B)(C)	2,882,897	2,955,817
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A1 Callable 08/25/2024 @ $100 4.000%, 12/25/2047 (B)	3,682,469	3,821,856

		12,429,575

TOTAL MORTGAGE-BACKED SECURITIES (Cost $28,832,240)		29,343,901

ASSET-BACKED SECURITIES — 21.1%
Other ABS — 12.1%
Crestline Denali CLO XVI, Ser 2018-1A, Cl A Callable 07/20/2020 @ $100 2.255%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2030 (B)	2,500,000	2,437,943
First Eagle BSL CLO, Ser 2020-1A, Cl C Callable 01/20/2022 @ $100 6.225%, VAR ICE LIBOR USD 3 Month+4.350%, 01/20/2033 (B)	2,600,000	2,332,249
JMP Credit Advisors CLO IIIR, Ser 2018-1RA, Cl A Callable 07/17/2020 @ $100 1.985%, VAR ICE LIBOR USD 3 Month+0.850%, 01/17/2028 (B)	1,139,376	1,118,753
Sound Point CLO VII-R, Ser 2018-3RA, Cl B Callable 10/23/2020 @ $100 2.843%, VAR ICE LIBOR USD 3 Month+1.800%, 10/23/2031 (B)	1,750,000	1,661,317
Steele Creek CLO, Ser 2018-2A, Cl A Callable 08/18/2020 @ $100 1.586%, VAR ICE LIBOR USD 3 Month+1.200%, 08/18/2031 (B)	2,000,000	1,921,560
Venture 33 CLO, Ser 2018-33A, Cl B Callable 07/15/2020 @ $100 3.069%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (B)	3,000,000	2,888,418

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Verizon Owner Trust, Ser 2017-2A, Cl B Callable 09/20/2020 @ $100 2.220%, 12/20/2021 (B)	$1,603,000	$1,607,111

		13,967,351

Student Loan — 9.0%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A Callable 03/25/2030 @ $100 2.720%, 07/25/2069 (B)	2,289,626	2,359,988
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3 Callable 04/15/2028 @ $100 1.785%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (B)	2,250,000	2,249,999
SLM Student Loan Trust, Ser 2014-2, Cl A3 Callable 08/25/2028 @ $100 0.775%, VAR ICE LIBOR USD 1 Month+0.590%, 03/25/2055	1,769,613	1,686,505
SMB Private Education Loan Trust, Ser 2015-C, Cl A3 Callable 01/15/2028 @ $100 2.135%, VAR ICE LIBOR USD 1 Month+1.950%, 08/16/2032 (B)	2,000,000	2,029,351
SMB Private Education Loan Trust, Ser 2015-C, Cl B Callable 01/15/2028 @ $100 3.500%, 09/15/2043 (B)	2,000,000	2,079,916

		10,405,759

TOTAL ASSET-BACKED SECURITIES (Cost $24,923,724)		24,373,110

MUNICIPAL BONDS — 6.8%

Dallas, Independent School District
Callable 02/15/2021 @ $100 6.450%, 02/15/2035	2,100,000	2,158,128

Los Angeles, Department of Water & Power System
Callable 07/31/2020 @ $100 6.166%, 07/01/2040	3,500,000	3,500,000

West Virginia University
Callable 10/01/2029 @ $100 4.000%, 10/01/2047	1,900,000	2,171,985

TOTAL MUNICIPAL BONDS (Cost $7,652,411)		7,830,113

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — 6.7%
	Face Amount	Value
United States Treasury Inflation Indexed Bonds 1.000%, 02/15/2048	$1,039,710	$1,373,096
United States Treasury Notes 2.875%, 08/15/2028	1,900,000	2,250,164
2.875%, 10/31/2023	1,000,000	1,089,063
2.375%, 05/15/2029	1,300,000	1,500,281
1.250%, 08/31/2024	1,400,000	1,458,789

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,698,598)		7,671,393

TOTAL INVESTMENTS — 95.1% (Cost $108,090,790)		$109,504,801

Percentages are based on Net Assets of $115,191,310.

(A)	Perpetual security with no stated maturity date.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2020 was $48,147,202 and represents 41.8% of Net Assets.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ABS — Asset-Backed Securities

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

IO — Interest Only—face amount represents notional amount

LIBOR— London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The open futures contracts held by the Fund at June 30, 2020, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	(122)	Oct-2020	$(26,912,915)	$(26,941,031)	$(28,116)
U.S. 5-Year Treasury Note	96	Oct-2020	12,045,175	12,071,250	26,075
U.S. 10-Year Treasury Note	79	Sep-2020	10,971,894	10,994,578	22,684
U.S. Long Treasury Bond	(5)	Sep-2020	(893,428)	(892,813)	615
U.S. Ultra Long Treasury Bond	(57)	Sep-2020	(12,538,104)	(12,434,906)	103,197
Ultra 10-Year U.S. Treasury Note	(25)	Sep-2020	(3,926,319)	(3,937,109)	(10,790)

			$(21,253,697)	$(21,140,031)	$113,665

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

The following is a list of the level of inputs used as of June 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$40,286,284	$—	$40,286,284

Mortgage-Backed Securities	—	29,343,901	—	29,343,901

Asset-Backed Securities	—	24,373,110	—	24,373,110

Municipal Bonds	—	7,830,113	—	7,830,113

U.S. Treasury Obligations	—	7,671,393	—	7,671,393

Total Investments in Securities	$—	$109,504,801	$—	$109,504,801

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$152,571	$—	$—	$152,571
Unrealized Depreciation	(38,906)	—	—	(38,906)

Total Other Financial Instruments	$113,665	$—	$—	$113,665

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the six months ended June 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $108,090,790)	$109,504,801
Cash Equivalents	4,897,076
Interest Receivable	818,753
Variation Margin Receivable	67,375
Receivable for Capital Shares Sold	197
Prepaid Expenses	20,705

Total Assets	115,308,907

Liabilities:
Due to Adviser	42,339
Printing Expense	17,251
Variation Margin Payable	17,250
Audit Fees Payable	12,929
Due to Administrator	8,219
Chief Compliance Officer Fees Payable	1,328
Trustees Fees Payable	223
Other Accrued Expenses	18,058

Total Liabilities	117,597

Net Assets	$115,191,310

Net Assets Consist of:
Paid-in Capital	$114,333,173
Total Distributable Earnings	858,137

Net Assets	$115,191,310

Net Asset Value Price Per Share

I Shares ($115,191,310 ÷ 11,433,917 shares) (unlimited authorization — no par value)	$10.07

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

STATEMENT OF OPERATIONS
Investment Income:
Interest Income	$1,678,707
Dividend Income	23,669

Total Investment Income	1,702,376

Expenses:
Investment Advisory Fees	252,900
Administration Fees	49,863
Trustees’ Fees	8,894
Chief Compliance Officer Fees	3,433
Legal Fees	19,852
Transfer Agent Fees	18,380
Printing Fees	14,632
Audit Fees	12,929
Registration Fees	12,121
Pricing Fees	7,174
Custodian Fees	2,785
Insurance and Other Expenses	7,443

Total Expenses	410,406

Net Investment Income	1,291,970

Net Realized Gain on Investments	1,598,478
Net Realized Loss on Option Contracts	(1,536,285)
Net Realized Loss on Futures Contracts	(811,584)
Net Change in Unrealized Appreciation on Investments	429,061
Net Change in Unrealized Depreciation on Futures Contracts	(225,174)

Net Realized and Unrealized Loss on Investments, Option Contracts, Futures Contracts and Foreign Currency Transactions	(545,504)

Net Increase in Net Assets Resulting from Operations	$746,466

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Operations:
Net Investment Income	$1,291,970	$2,653,129
Net Realized Gain (Loss) on Investments, Option Contracts, Futures Contracts and Foreign Currency Transactions	(749,391)	721,904
Net Change in Unrealized Appreciation on Investments and Futures Contracts	203,887	2,757,484

Net Increase in Net Assets Resulting from Operations	746,466	6,132,517

Distributions	(1,370,306)	(2,908,081)

Capital Share Transactions:
I Shares :
Issued	—	489,985
Reinvestment of Distributions	1,370,503	2,908,080
Redeemed	(62,504)	(2,130)

Net Increase in Net Assets from Share Transactions	1,307,999	3,395,935

Total Increase in Net Assets	684,159	6,620,371

Net Assets:
Beginning of Year/Period	114,507,151	107,886,780

End of Year/Period	$115,191,310	$114,507,151

Shares Issued and Redeemed:
I Shares:
Issued	—	48,493
Reinvestment of Distributions	138,077	288,819
Redeemed	(6,142)	(211)

Net Increase in Shares Outstanding from Share Transactions	131,935	337,101

Amountsdesignated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year or Period

I Shares	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Period Ended December 31, 2018*
Net Asset Value, Beginning of Year/Period	$10.13	$9.84	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.11	0.24	0.12
Net Realized and Unrealized Gain (Loss)	(0.05)	0.32	(0.13)

Total from Operations	0.06	0.56	(0.01)

Dividends and Distributions:
Net Investment Income	(0.12)	(0.25)	(0.12)
Net Realized Gain	0.00	(0.02)	(0.03)
Return of Capital	—	—	—^

Total Dividends and Distributions	(0.12)	(0.27)	(0.15)

Net Asset Value, End of Year/Period	$10.07	$10.13	$9.84

Total Return†	0.62%	5.65%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$115,191	$114,507	$107,887
Ratio of Expenses to Average Net Assets	0.73%**	0.78%	0.86%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.73%**	0.78%	0.92%**
Ratio of Net Investment Income to Average Net Assets	2.30%**	2.38%	2.48%**
Portfolio Turnover Rate	127%***	83%	21%***

(1)	Per share calculations were performed using average shares for the period.
*	Commenced operations on July 2, 2018.
**	Annualized.
***	Not Annualized.
^	Amount is less than 0.005.
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Penn Mutual AM Strategic Income Fund (the “Fund”), (formerly, the Penn Mutual AM Unconstrained Bond Fund). The Fund’s name changed effective May 1, 2019. The investment objective of the Fund is to seek attractive risk-adjusted total return through a combination of income and capital appreciation. The Fund is classified as a diversified investment company. Penn Mutual Asset Management, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers I Shares. The Fund commenced operations on July 2, 2018. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2020, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — The Fund utilized futures contracts during the period ended June 30, 2020. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2020.

For the period ended June 30, 2020, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Market Value Balance Long	$ 23,028,320
Average Quarterly Market Value Balance Short	$ (35,452,453)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, were amortized over twelve-months from inception of the Fund. As of June 30, 2020, the Fund had fully amortized the offering costs.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Options Written/Purchased — The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

For the period ended June 30, 2020, the Fund did not hold any option contracts.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of June 30, 2020, is as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Interest Rate Contracts	Net Assets — Unrealized appreciation on futures contracts	$152,571	*	Net Assets — Unrealized depreciation on futures contracts	$38,906	*

Total		$152,571			$38,906

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income:

	Futures Contracts	Option Contracts	Total
Interest rate contracts	$ (984,669)	$ (1,536,285)	$(2,520,954)
Commodity contracts	173,085	-	173,085
Total	$ (811,584)	$ (1,536,285)	$(2,347,869)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

Futures Contracts
Interest rate contracts	$(288,612)
Commodity contracts	63,438
Total	$(225,174)

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2020, the Fund paid $49,863 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until May 31, 2021 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2021. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

June 30, 2020, there were no fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended June 30, 2020, were as follows:

Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
$106,935,550	$93,759,132	$20,844,229	$34,079,779

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to paid-in capital, or distributable earnings, as appropriate, in the period that the differences arise. The permanent difference in the current year is primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, perpetual bond interest and foreign currency gains and losses.

The tax character of dividends or distributions declared during the year/period ended December 31, 2019 and December 31, 2018:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2019	$2,908,081	$—	$—	$2,908,081
2018	1,481,636	147,472	2,373	1,631,481

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

As December 31, 2019, the components of Distributable Loss on a tax basis were as follows:

Undistributed Ordinary Income	$924,251
Undistributed Long-Term Capital Gains	20,136
Unrealized Appreciation	984,950
Other Temporary Differences	(447,360)

Total Net Distributable Earnings	$1,481,977

The other temporary differences in the current year are primarily attributable to treasury straddle loss deferral and perpetual bond tax related adjustments.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Fund at June 30, 2020, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$108,090,790	$3,354,282	$(1,940,271)	$1,414,011

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

Fixed-Income Securities Risk — The prices of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Derivatives Risk — The Fund’s use of derivatives is subject to market risk, leverage risk, correlation risk, liquidity risk and tax risk. Liquidity risk is described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by shareholders. Certain derivatives are also subject to counterparty risk, credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Counterparty risk and credit risk are described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed-income securities. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

Corporate Fixed-Income Securities Risk — Corporate fixed-income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses, and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest-rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans generally would be expected to decline and, therefore, to extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae securities also are supported by the right of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Residential mortgage-backed securities may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. Residential mortgage-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government-issued residential mortgage-backed securities.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed-income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high-yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund’s custodian, derivatives and currency transactions. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Downgrade Risk — The risk that securities are subsequently downgraded in the event that rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

Extension Risk — The risk that rising interest rates may extend the duration of a fixed-income security, typically reducing the security’s value.

Futures Contracts Risk — Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures typically include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Investment Style Risk — The risk that U.S. fixed-income securities may underperform other segments of the fixed-income markets or the fixed-income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy the Fund’s obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

the security, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Preferred Stock Risk — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and,

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed-income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Swap Agreements Risk — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Swap agreements further involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10. Other:

At June 30, 2020, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
I Shares	2	92%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The implications of the ASU have been determined to be immaterial to the Fund and have not been reflected within the Financial Statements.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2020.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
I Shares	$1,000.00	$1,006.20	0.73%	$3.64
Hypothetical 5% Return
I Shares	$1,000.00	$1,021.23	0.73%	$3.67

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

INVESTMENT ADVISORY AGREEMENT RENEWAL DISCLOSURE

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 19, 2020 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

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INVESTMENT ADVISORY AGREEMENT RENEWAL DISCLOSURE - continued

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

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INVESTMENT ADVISORY AGREEMENT RENEWAL DISCLOSURE - continued

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of

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INVESTMENT ADVISORY AGREEMENT RENEWAL DISCLOSURE - concluded the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
JUNE 30, 2020 (UNAUDITED)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from June 1, 2019 through December 31, 2019 and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk since the Program was implemented on June 1, 2019. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Penn Mutual AM Strategic Income Fund

P.O. Box 219009

Kansas City, MO 64121

1-877-PMA-MLLC

(877-762-6552)

Investment Adviser:

Penn Mutual Asset Management, LLC

600 Dresher Road, Suite 100

Horsham, Pennsylvania 19044

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PNN-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 4, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: September 4, 2020